May 01, 2020
MassMutual Select Growth Opportunities Fund
MassMutual Select Growth Opportunities Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select Growth Opportunities Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Prospectus dated February 1, 2020 and the
Summary Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

The following information replaces the first paragraph for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 54 of the Prospectus):

This Fund seeks to achieve its objective by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in mid- and large-capitalization equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (pages 55-56 of the Prospectus):

Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE